Summary of undiscounted defined pension benefits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Employee Future Benefits
2023	$ 829
2024	895
2025	894
2026	926
2027	1,083
Thereafter	35,976
Total	$ 40,603